FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 29, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated U.S. Government Securities Fund: 1-3 Years (the “Trust” or“Registrant”)
Institutional Shares
Institutional Service Shares
Class Y Shares

1933 Act File No. 2-89028
1940 Act File No. 811-3947

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated April 30, 2011, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 45 on April 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-4827.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary